Annual Total Returns[BarChart] - Invesco Floating Rate ESG Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.55%	10.12%	5.89%	0.86%	(2.85%)	11.12%	3.94%	(0.20%)	7.22%	1.53%